Financial Instruments - Schedule of Derivatives Reclassifications (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Amounts recognized in OCI
Hedging cost	¥ 3,159	¥ 7,963	¥ 7,197
Interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	528	2,037
Forward interest rate contracts
Amounts recognized in OCI
Gains (losses) on cash flow hedges	1,435	2,301
Cross currency interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	109,946	(711)
Hedging cost	6,155	18,663
Foreign currency denominated bonds and loans
Amounts recognized in OCI
Gains (losses) on net investment hedges		(19,662)
Foreign currency denominated bonds
Amounts recognized in OCI
Gains (losses) on net investment hedges	157,640
Forward exchange contracts
Amounts recognized in OCI
Gains (losses) on net investment hedges	57,733	13,466
Cash flow hedge
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(72,246)	(2,355)
Cash flow hedge | Interest rate swaps
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(229)	(6,415)
Cash flow hedge | Forward interest rate contracts
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	2,043	2,317
Hedging costs
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	¥ (1,542)	¥ (7,350)